GuidePath® Absolute Return Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 99.22%
	Exchange Traded Funds - 56.47%
4,804	Invesco DB Agriculture Fund (c)	$77,537
610	Invesco DB Base Metals Fund (c)	10,529
8,100	Invesco DB Energy Fund (c)	87,804
1,044	iShares Core MSCI Emerging Markets ETF	64,770
11,062	iShares Interest Rate Hedged Corporate Bond ETF	1,056,863
236,047	ProShares Investment Grade-Interest Rate Hedged ETF (a)	17,835,711
204,644	Schwab Short-Term U.S. Treasury ETF	10,516,655
3,435	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	314,371
126,261	SPDR Bloomberg Barclays High Yield Bond ETF	13,754,873
309,994	Vanguard Emerging Markets Government Bond ETF	25,512,506
3,145	Vanguard FTSE Developed Markets ETF (a)	148,476
21,750	Vanguard Intermediate-Term Corporate Bond ETF	2,112,795
515,329	Vanguard Mortgage-Backed Securities ETF (a)	27,863,839
1,118	Vanguard S&P 500 ETF	384,245
62,825	Vanguard Total Bond Market ETF	5,540,537
274,364	Xtrackers USD High Yield Corporate Bond ETF	13,742,893
		119,024,404
	Mutual Funds - 42.75%
1,831,791	BlackRock Low Duration Bond Portfolio - Institutional Shares	17,896,598
304,311	DoubleLine Core Fixed Income Fund - Institutional Shares	3,444,801
1,664,648	DoubleLine Flexible Income Fund - Institutional Shares (d)	15,963,972
1,796,541	DoubleLine Low Duration Bond Fund - Institutional Shares	17,929,477
316,084	DoubleLine Shiller Enhanced CAPE - Institutional Shares	5,857,040
2,070,596	DoubleLine Total Return Bond Fund - Institutional Shares	22,155,382
272,454	T. Rowe Price Institutional Floating Rate Fund - Investor Class	2,640,077
705,816	Vanguard High-Yield Corporate Fund - Admiral Shares	4,220,777
		90,108,124
	Total Investment Companies (Cost $195,931,286)	209,132,528

	SHORT TERM INVESTMENTS - 0.00% (e)
	Money Market Funds - 0.00% (e)
663	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03% (b)	663
	Total Short Term Investments (Cost $663)	663

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 5.71%
	Investments Purchased with Proceeds from Securities Lending Collateral - 5.71%
12,038,405	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.16% (b)	12,038,405
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $12,038,405)	12,038,405

	Total Investments (Cost $207,970,354) - 104.93%	221,171,596
	Liabilities in Excess of Other Assets - (4.93)%	(10,395,230)
	TOTAL NET ASSETS - 100.00%	$210,776,366

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2020.
(c)	Non-income producing security.
(d)
Certain GuidePath® Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to $4,725,969 or 2.25% of total net assets as of December 31, 2020.

(e)	Less than 0.01%.